Related Party Transactions (Details Narrative) - CAD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Statement Line Items [Line Items]
General and administrative expense	$ 557,201	$ 535,395
Website Hosting and Maintenance Services [Member]
Statement Line Items [Line Items]
General and administrative expense	$ 5,335	$ 14,892